SUPPLEMENTAL DISCLOSURES OF CASH FLOW STATEMENTS	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW STATEMENTS

NOTE 13- SUPPLEMENTAL DISCLOSURES OF CASH FLOW STATEMENTS

During the years ended December 31, 2011 and 2010, the Company issued warrants in connection with notes payable with an aggregate fair value of $Nil and $185,306, respectively.